                                                      (LOGO)            HATTERAS
                                                                          INCOME
                                                                     SECURITIES,
                                                                            INC.







                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                               DECEMBER 31, 2002

          NOT                                                MAY LOSE VALUE
          FDIC-
          INSURED                                            NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BANK OF AMERICA, N.A. ("BANK OF AMERICA") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

HATTERAS INCOME SECURITIES, INC.

DEAR SHAREHOLDER:

We are pleased to present the Hatteras Income Securities, Inc. (the "Company") annual report to shareholders for the year ended December 31, 2002.

INVESTMENT OBJECTIVE

The Company is a closed-end investment company registered under the Investment Company Act of 1940, as amended, and its shares are traded on the New York Stock Exchange under the symbol "HAT." The Company's investment objective is to seek high monthly income consistent with prudent investment risk.

PERFORMANCE UPDATE*

While 2002 proved to be a difficult year for both equity and fixed income portfolio managers, the U.S. fixed income markets continued to generate substantial returns. Faced with weak economic growth, corporate malfeasance, and the risk of terrorist attacks, the Federal Reserve Board (the Fed) reduced interest rates. Over the same period, the lack of inflationary forces and continued weakness in the U.S. economy drove 2-year, 5-year and 10-year U.S. Treasury yields down by 1.24%, 1.57% and 1.24%, respectively. These declines helped all investment grade sectors of the fixed income markets, and the Lehman Aggregate Bond Index(1) posted a total return of 10.25% for the year. The one exception in 2002 was the high yield market. The Salomon Smith Barney High Yield Market Index(2) returned a dismal -1.51% for 2002 because of large price declines in airlines, utilities, telecommunications and cable and media bonds.

The net asset value of the Company's shares on December 31, 2002 was $14.73 per share. Based on net asset value at the end of the period, the Company's shares posted a twelve-month total return of 7.01%, net of fees. Based upon the market value of the Company's shares, which was $13.67 per share for December 31, 2002, the Company managed to post a total return of 5.77% for the period.

The portfolio lagged its market benchmark for the period primarily because of its exposure to high yield securities, and, while we did reduce the percentage of high yield bonds in the portfolio, the remaining positions still had a negative impact on performance. On a more positive note, the diversification of the portfolio into agency mortgage-backed securities and other high-quality sectors did enhance the portfolio's returns. Agency mortgage-backed securities returns, as measured by the Lehman Brothers Mortgage-Backed Securities Index(3), outperformed comparable maturity U.S. Treasury securities by 1.75%, and agency debentures and commercial mortgage-backed securities continued to perform well.

(1) Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(2) The Salomon Smith Barney High Yield Market Index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada. All the bonds in the index are publicly placed, have a fixed coupon and are nonconvertible.

(3) The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

* THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OF FUTURE RESULTS.

MARKET OUTLOOK

Looking ahead, we believe that the U.S. economy has begun to recover, but that interest rates may remain low for some time. We believe the consumer continues to be the driving force behind the economy, and the Fed cannot afford to have interest rates increase in any meaningful way. If interest rates increase, we believe consumer spending will decline and mortgage rates will increase, ending the recent mortgage refinancing activity and boom in the housing markets. With U.S. capacity utilization at only 75%, we believe it will be some time before corporations will increase capital spending. In addition, despite the recent backup in oil and gold prices, we do not believe inflation will be an issue in 2003.

Our goal over the next few months will be to increase our allocation to lower-quality corporate debt to capitalize on the improvement in the U.S. economy. In addition, we plan to lower our exposure to U.S. agency mortgage-backed securities and other high-quality sectors.

We thank you for your continued support.

Sincerely,

/s/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT

December 31, 2002

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS                                  DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 0.5%
               (Cost $249,997)
             ASSET-BACKED -- AUTO LOANS -- 0.5%
$  250,000   Americredit Automobile Receivables Trust,
               Series 2001-B, Class A4,
               5.370% 06/12/08#..........................................  Aaa       AAA   $   264,244
                                                                                           -----------
             CORPORATE BONDS AND NOTES -- 44.5%
             AEROSPACE & DEFENSE -- 0.1%
    56,000   Northrop Grumman Corporation,
               7.125% 02/15/11...........................................  Baa3      BBB-       63,649
                                                                                           -----------
             AIRLINES -- 0.8%
   113,000   American Airlines,
               7.858% 10/01/11...........................................  Baa1      AA        109,617
   277,000   U.S. Airways Inc.,
               Series 2000-2 G,
               8.020% 02/05/19...........................................  Aaa       AAA       289,739
                                                                                           -----------
                                                                                               399,356
                                                                                           -----------
             APPAREL & TEXTILES -- 0.3%
   170,000   Levi Strauss & Company,
               6.800% 11/01/03...........................................  B3        BB-       167,450
                                                                                           -----------
             AUTOMOTIVE -- 1.2%
   141,000   Advance Stores Company, Inc.,
               10.250% 04/15/08..........................................  B3        B         149,460
    47,000   Advance Stores Company, Inc., Series B,
               10.250% 04/15/08..........................................  B3        B          49,820
    83,000   Delphi Automotive Systems Corporation,
               6.125% 05/01/04...........................................  Baa2      BBB        85,614
   343,000   Ford Motor Company,
               7.450% 07/16/31#..........................................  Baa1      BBB       298,365
                                                                                           -----------
                                                                                               583,259
                                                                                           -----------
             BANKING AND FINANCE -- 5.4%
   227,000   Bank One Corporation,
               6.000% 08/01/08#..........................................  Aa3       A         250,471
    80,000   Boeing Capital Corporation,
               5.650% 05/15/06...........................................  A3        A+         83,826
             Ford Motor Credit Company:
    40,000     5.800% 01/12/09...........................................  A3        BBB        37,100
   210,000     7.375% 10/28/09...........................................  A3        BBB       208,081
    29,000     7.375% 02/01/11...........................................  A3        BBB        28,199
             General Electric Capital Corporation:
    26,000     4.250% 01/15/08...........................................  Aaa       AAA        26,664
   278,000     6.750% 03/15/32...........................................  Aaa       AAA       307,354

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             BANKING AND FINANCE -- (CONTINUED)
             General Motors Acceptance Corporation:
$  108,000     6.125% 09/15/06...........................................  A2        BBB   $   109,742
   100,000     6.150% 04/05/07...........................................  A2        BBB       101,740
    89,000     6.875% 09/15/11...........................................  A2        BBB        88,756
   152,000     8.000% 11/01/31...........................................  A3        BBB       152,828
    83,000   Golden West Financial Corporation,
               4.750% 10/01/12...........................................  A1        A+         83,459
             Household Finance Corporation:
    91,000     5.875% 02/01/09...........................................  A2        A-         93,403
    15,000     6.375% 11/27/12...........................................  A2        A-         15,659
     8,000     7.350% 11/27/32...........................................  NA        A-          8,623
    45,000   Key Bank NA,
               7.000% 02/01/11...........................................  A2        A-         51,539
    88,000   Mellon Funding Corporation,
               6.700% 03/01/08...........................................  A2        A          99,990
   165,000   PCA LLC / PCA Finance Corporation,
               11.875% 08/01/09..........................................  B3        B-        167,475
   241,000   PNC Funding Corporation,
               5.750% 08/01/06...........................................  A2        A-        257,979
   111,000   Popular North America Inc.,
               Series E,
               6.125% 10/15/06...........................................  A3        BBB+      120,107
    49,000   Regions Financial Corporation,
               7.750% 09/15/24...........................................  A2        A-         58,064
   135,000   U.S. Bank NA, Minnesota,
               6.375% 08/01/11...........................................  Aa3       A         151,410
   192,000   Wachovia Corporation,
               4.950% 11/01/06#..........................................  Aa3       A         204,877
                                                                                           -----------
                                                                                             2,707,346
                                                                                           -----------
             BEVERAGES -- 0.1%
    61,000   Anheuser Busch Inc.,
               5.950% 01/15/33...........................................  A3        A          63,904
                                                                                           -----------
             CHEMICALS -- 4.6%
             Dow Chemical Company:
    45,000     6.125% 02/01/11#..........................................  A3        A          46,368
    37,000     7.375% 11/01/29#..........................................  A3        A          40,037
    73,000   FMC Corporation,
               6.375% 09/01/03...........................................  Ba2       BB+        73,584
             IMC Global Inc.:
   653,000     6.500% 08/01/03...........................................  Ba2       B+        664,428
    84,000     10.875% 06/01/08..........................................  Ba2       BB         91,140
   240,000     11.250% 06/01/11..........................................  Ba2       BB        258,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002





                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             CHEMICALS -- (CONTINUED)
$  193,000   Lyondell Chemical Company,
               Series B,
               9.875% 05/01/07...........................................  Ba3       BB    $   185,280
   174,000   Methanex Corporation,
               8.750% 08/15/12...........................................  Ba1       BBB-      184,440
             Solutia Inc.:
   301,000     11.250% 07/15/09..........................................  B1        BB-       253,216
   212,000     6.720% 10/15/37...........................................  B2        BB-       159,265
   300,000   Witco Corporation,
               6.600% 04/01/03...........................................  Ba1       BBB-      299,015
                                                                                           -----------
                                                                                             2,254,773
                                                                                           -----------
             COMMERCIAL SERVICES -- 1.7%
   300,000   Coinmach Corporation,
               9.000% 02/01/10@#.........................................  B2        B         314,625
    90,000   Rent-A-Center, Inc.,
               11.000% 08/15/08..........................................  B1        B+         96,863
   250,000   Service Corporation International,
               6.300% 03/15/03#..........................................  B1        BB-       247,500
   157,000   The Brickman Group, Ltd.,
               11.750% 12/15/09..........................................  B2        B         164,065
                                                                                           -----------
                                                                                               823,053
                                                                                           -----------
             COMPUTERS & OFFICE EQUIPMENT -- 0.3%
             International Business Machines Corporation:
     3,000     4.750% 11/29/12...........................................  A1        A+          3,012
    49,000     6.500% 01/15/28...........................................  A1        A+         52,484
    13,000     5.875% 11/29/32...........................................  A1        A+         12,864
    70,000   Pitney Bowes Inc.,
               4.625% 10/01/12...........................................  Aa3       NA         69,697
                                                                                           -----------
                                                                                               138,057
                                                                                           -----------
             CONSTRUCTION -- 1.8%
             D.R. Horton Inc.:
    75,000     10.500% 04/01/05..........................................  Ba1       BB         79,125
   163,000     10.000% 04/15/06..........................................  Ba1       BB        164,426
             Nortek, Inc., Series B:
    36,000     8.875% 08/01/08...........................................  B1        B+         36,810
   134,000     9.875% 06/15/11...........................................  B3        B-        134,168
   204,000   Ryland Group, Inc.,
               8.000% 08/15/06#..........................................  Ba2       BB+       210,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             CONSTRUCTION -- (CONTINUED)
$   76,000   Schuler Homes, Inc.,
               9.000% 04/15/08...........................................  Ba1       BB    $    77,140
   176,000   Standard Pacific Corporation,
               9.250% 04/15/12...........................................  Ba3       B+        169,840
                                                                                           -----------
                                                                                               871,629
                                                                                           -----------
             CONSUMER CREDIT AND MORTGAGES -- 0.5%
   240,000   Countrywide Home Loans, Inc.,
               5.500% 08/01/06#..........................................  A3        A         255,193
                                                                                           -----------
             DEPARTMENT & DISCOUNT STORES -- 0.5%
    10,000   Kohl's Corporation,
               6.000% 01/15/33...........................................  A3        A-         10,053
    51,000   Sears Roebuck Acceptance Corporation,
               6.750% 08/15/11...........................................  Baa1      A-         48,625
    49,000   Target Corporation,
               5.875% 03/01/12...........................................  A2        A+         53,126
   116,000   Wal-Mart Stores,
               4.375% 07/12/07...........................................  Aa2       AA        122,288
                                                                                           -----------
                                                                                               234,092
                                                                                           -----------
             ELECTRIC POWER -- NON NUCLEAR -- 0.3%
    88,000   Cinergy Corporation,
               6.250% 09/01/04...........................................  Baa2      BBB        91,009
    69,000   DPL Inc.,
               6.875% 09/01/11...........................................  Baa2      BBB-       57,819
                                                                                           -----------
                                                                                               148,828
                                                                                           -----------
             ELECTRIC POWER -- NUCLEAR -- 0.7%
   103,000   Constellation Energy Group, Inc.,
               7.600% 04/01/32...........................................  Baa1      BBB+      105,277
    88,000   Exelon Generation Company LLC,
               6.950% 06/15/11...........................................  Baa1      A-         95,127
    84,000   First Energy Corporation,
               Series B,
               6.450% 11/15/11#..........................................  Baa2      BBB-       83,567
    41,000   Southern Power Company,
               6.250% 07/15/12...........................................  Baa1      BBB+       43,318
                                                                                           -----------
                                                                                               327,289
                                                                                           -----------
             ELECTRONICS -- 0.4%
   216,000   L-3 Communications Corporation,
               7.625% 06/15/12...........................................  Ba3       BB-       222,480
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002





                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FINANCIAL/BROKERAGE -- 4.0%
$   59,000   Associates Corporation of North America,
               6.950% 11/01/18#..........................................  Aa1       AA-   $    66,855
   115,000   Bear Stearns Company Inc.,
               5.700% 01/15/07...........................................  A2        A         124,167
             Citigroup Inc.:
   202,000     7.250% 10/01/10#..........................................  Aa2       A+        234,496
    35,000     6.000% 02/21/12...........................................  Aa1       AA-        38,409
             Credit Suisse First Boston, USA Inc.:
    76,000     5.875% 08/01/06#..........................................  Aa3       A+         81,394
   125,000     6.125% 11/15/11...........................................  Aa3       A+        129,063
             Goldman Sachs and Company:
    74,000     6.875% 01/15/11...........................................  Aa3       A+         82,602
    21,000     5.700% 09/01/12...........................................  Aa3       A+         21,841
   139,000   JP Morgan Chase & Company,
               5.250% 05/30/07...........................................  A1        A+        146,948
    76,000   Lehman Brothers Holdings Inc.,
               7.000% 02/01/08...........................................  A2        A          85,922
   100,000   Merrill Lynch & Company, Inc.,
               6.000% 02/17/09...........................................  Aa3       A+        108,654
             Morgan Stanley:
   100,000     6.100% 04/15/06...........................................  Aa3       A+        108,936
   160,000     6.750% 04/15/11...........................................  Aa3       A+        177,803
   326,000   Tech Olympic USA, Inc.,
               10.375% 07/01/12..........................................  B2        B-        308,070
   125,000   Washington Mutual Inc.,
               7.500% 08/15/06...........................................  A3        BBB+      140,558
   131,000   Wells Fargo Financial, Inc.,
               4.875% 06/12/07...........................................  Aa2       A+        139,396
                                                                                           -----------
                                                                                             1,995,114
                                                                                           -----------
             FOOD -- 1.9%
    94,000   Del Monte Corporation,
               9.250% 05/15/11#..........................................  B3        B          97,878
   139,000   Kellogg Company,
               Series B,
               6.000% 04/01/06...........................................  Baa2      BBB       150,667
    44,000   Kraft Foods Inc.,
               5.250% 06/01/07...........................................  A2        A-         47,525
   121,000   Kroger Company,
               7.450% 03/01/08...........................................  Baa3      BBB-      137,532
   162,000   Sara Lee Corporation,
               6.250% 09/15/11...........................................  A3        A+        181,692

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FOOD -- (CONTINUED)
$   46,000   Tyson Foods, Inc.,
               7.250% 10/01/06...........................................  Baa3      BBB   $    51,118
             Unilever Capital Corporation:
    73,000     6.875% 11/01/05...........................................  A1        A+         81,849
   159,000     7.125% 11/01/10...........................................  A1        A+        187,668
                                                                                           -----------
                                                                                               935,929
                                                                                           -----------
             GAS -- 0.2%
             Praxair, Inc.:
    34,000     4.750% 07/15/07...........................................  A3        BBB+       35,763
    51,000     6.500% 03/01/08...........................................  A3        BBB+       57,488
                                                                                           -----------
                                                                                                93,251
                                                                                           -----------
             HEALTH CARE -- 0.7%
    75,000   Health Care Property Investors, Inc.,
               6.450% 06/25/12...........................................  Baa2      BBB+       75,556
    85,000   Pacificare Health Systems,
               Class A,
               10.750% 06/01/09..........................................  B2        B+         90,950
             Wellpoint Health Networks Inc.:
   111,000     6.375% 06/15/06...........................................  Baa1      A-        121,091
    47,000     6.375% 01/15/12...........................................  Baa1      A-         51,007
                                                                                           -----------
                                                                                               338,604
                                                                                           -----------
             HEAVY MACHINERY -- 1.4%
   185,000   Case Corporation,
               Series B,
               6.250% 12/01/03...........................................  Ba2       BB        179,450
   500,000   Case Credit Corporation,
               6.125% 02/15/03...........................................  Ba2       BB        496,768
                                                                                           -----------
                                                                                               676,218
                                                                                           -----------
             HOUSEHOLD PRODUCTS -- 0.2%
    46,000   Elizabeth Arden, Inc.,
               Series B,
               11.750% 02/01/11..........................................  B2        B          47,380
    42,000   Proctor & Gamble Company,
               4.750% 06/15/07...........................................  Aa3       AA-        45,033
                                                                                           -----------
                                                                                                92,413
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002





                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             HOUSING & FURNISHING -- 0.4%
             Beazer Homes USA, Inc.:
$  121,000     8.625% 05/15/11...........................................  Ba2       BB    $   124,630
    70,000     8.375% 04/15/12...........................................  Ba2       BB         72,100
                                                                                           -----------
                                                                                               196,730
                                                                                           -----------
             INDUSTRIAL -- 2.9%
   386,000   Allied Waste North American,
               10.000% 08/01/09#.........................................  B2        B+        383,105
   350,000   American Standard Inc.,
               7.375% 04/15/05#..........................................  Ba2       BB+       364,000
    86,000   FiberMark, Inc.,
               10.750% 04/15/11..........................................  B2        B+         86,860
   308,000   Scotts Company,
               8.625% 01/15/09...........................................  B2        B+        324,940
   133,000   USX Corporation,
               6.650% 02/01/06...........................................  Baa1      BBB+      145,417
   121,000   Waste Management, Inc.,
               7.375% 08/01/10...........................................  Ba1       BBB       132,391
                                                                                           -----------
                                                                                             1,436,713
                                                                                           -----------
             INSURANCE -- 0.5%
    39,000   Metlife, Inc.,
               6.500% 12/15/32...........................................  A2        A          40,479
    29,000   Progressive Corporation,
               6.250% 12/01/32...........................................  A2        A+         29,753
   181,000   Prudential Funding LLC,
               6.600% 05/15/08...........................................  A2        A+        200,323
                                                                                           -----------
                                                                                               270,555
                                                                                           -----------
             INTEGRATED OIL -- 0.5%
    96,000   Conoco Funding Company,
               6.350% 10/15/11...........................................  A3        A-        107,201
             PEMEX Master Trust:
    20,000     7.375% 12/15/14...........................................  Baa1      BBB-       20,500
   135,000     8.625% 02/01/22...........................................  Baa1      BBB-      142,425
                                                                                           -----------
                                                                                               270,126
                                                                                           -----------
             MEDIA AND CABLE -- 1.9%
             AOL Time Warner Inc.:
    99,000     6.150% 05/01/07...........................................  Baa1      BBB+      102,844
    45,000     7.625% 04/15/31#..........................................  Baa1      BBB+       46,250
    49,000   Clear Channel Communications, Inc.,
               6.000% 11/01/06...........................................  Ba2       BB+        52,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             MEDIA AND CABLE -- (CONTINUED)
             Comcast Cable Communications,
$   12,000     8.375% 11/01/05...........................................  Baa3      BBB   $    12,988
    66,000     7.125% 06/15/13...........................................  Baa3      BBB        70,242
    90,000   Cox Communications Inc.,
               7.750% 11/01/10#..........................................  Baa2      BBB       102,505
    48,000   Gannett Company, Inc.,
               6.375% 04/01/12...........................................  A2        A          54,542
   157,000   Insight Communications Company Inc.,
               9.750% 10/01/09...........................................  B2        B+        149,150
    93,000   News America Holdings,
               8.150% 10/17/36...........................................  Baa3      BBB-       95,264
             Time Warner Inc.:
    76,000     8.110% 08/15/06...........................................  Baa1      BBB+       81,804
    32,000     6.625% 05/15/29...........................................  Baa1      BBB+       29,421
             Viacom Inc.:
    59,000     6.625% 05/15/11...........................................  A3        A-         66,684
    51,000     7.875% 07/30/30...........................................  A3        A-         63,486
                                                                                           -----------
                                                                                               927,288
                                                                                           -----------
             MEDICAL DEVICES & SUPPLIES -- 0.5%
    95,000   Advanced Medical Optics,
               9.250% 07/15/10...........................................  B3        B          97,850
    50,000   Cardinal Health Inc.,
               6.750% 02/15/11...........................................  A2        A          57,095
    78,000   NDCHealth Corporation,
               10.500% 12/01/12..........................................  NR        B          78,000
                                                                                           -----------
                                                                                               232,945
                                                                                           -----------
             METALS & MINING -- 0.7%
    68,000   Alcoa Inc.,
               7.375% 08/01/10#..........................................  A2        A          80,380
   160,000   Compass Minerals Group Inc.,
               10.000% 08/15/11..........................................  B3        B         175,200
    78,000   Russel Metals Inc.,
               10.000% 06/01/09..........................................  B1        B+         82,290
                                                                                           -----------
                                                                                               337,870
                                                                                           -----------
             NATURAL GAS PIPELINES -- 0.3%
   147,000   Kinder Morgan, Inc.,
               6.650% 03/01/05#..........................................  Baa2      BBB       156,200
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002





                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             OILFIELD SERVICES -- 1.7%
$   59,000   Amerada Hess Corporation,
               7.875% 10/01/29#..........................................  Baa2      BBB   $    68,215
             Anadarko Finance Company, Series B:
    56,000     6.750% 05/01/11#..........................................  Baa1      BBB+       63,098
    87,000     7.500% 05/01/31#..........................................  Baa1      BBB+      103,448
   300,000   Magnum Hunter Resources, Inc.,
               10.000% 06/01/07..........................................  B2        B+        313,500
   310,000   Veritas DGC Inc.,
               9.750% 10/15/03...........................................  Ba3       BB+       306,900
                                                                                           -----------
                                                                                               855,161
                                                                                           -----------
             PACKAGING & CONTAINERS -- 2.1%
             Owens-Brockway Glass Containers:
   300,000     7.875% 05/15/04...........................................  B3        B+        296,250
   200,000     8.875% 02/15/09...........................................  B2        BB        206,000
             Riverwood International Company:
   137,000     10.625% 08/01/07#.........................................  B3        CCC+      141,795
   303,000     10.875% 04/01/08..........................................  Caa1      CCC+      304,515
    73,000   Stone Container Corporation,
               9.750% 02/01/11...........................................  B2        B          78,110
                                                                                           -----------
                                                                                             1,026,670
                                                                                           -----------
             PAPER & FOREST PRODUCTS -- 1.9%
   149,000   Appleton Papers Inc.,
               12.500% 12/15/08..........................................  B3        B+        162,969
             Louisiana-Pacific Corporation:
    87,000     8.500% 8/15/05............................................  Ba1       BB-        90,236
   484,000     10.875% 11/15/08..........................................  Ba2       B+        520,300
   162,000   Tembec Industries Inc.,
               8.500% 02/01/11#..........................................  Ba1       BB+       163,215
                                                                                           -----------
                                                                                               936,720
                                                                                           -----------
             PUBLISHING & ADVERTISING -- 0.1%
    45,000   Knight-Ridder, Inc.,
               7.125% 06/01/11...........................................  A2        A          52,061
                                                                                           -----------
             RAILROADS, TRUCKING & SHIPPING -- 0.7%
    90,000   Burlington Northern Santa Fe Corporation,
               6.750% 07/15/11#..........................................  Baa2      BBB+      102,159
   226,000   FedEx Corporation,
               6.625% 02/12/04#..........................................  Baa2      BBB       235,772
                                                                                           -----------
                                                                                               337,931
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             REAL ESTATE -- 0.3%
$   54,000   Corrections Corporation of America,
               9.875% 05/01/09...........................................  B2        B-    $    57,240
    64,000   EOP Operating LP,
               7.000% 07/15/11#..........................................  Baa1      BBB+       69,732
                                                                                           -----------
                                                                                               126,972
                                                                                           -----------
             STEEL -- 0.4%
   178,000   Earle M. Jorgensen Company,
               9.750% 06/01/12...........................................  B2        B-        181,115
                                                                                           -----------
             TELECOMMUNICATIONS -- 1.7%
    99,000   Bellsouth Telecommunications,
               6.375% 06/01/28#..........................................  Aa2       A+        104,630
    58,000   Cingular Wireless,
               7.125% 12/15/31...........................................  A3        A+         61,593
   174,000   SBC Communications Inc.,
               6.250% 03/15/11...........................................  Aa3       AA-       191,824
             Sprint Capital Corporation:
    15,000     6.125% 11/15/08...........................................  Baa3      BBB-       13,650
    48,000     8.375% 03/15/12...........................................  Baa3      BBB-       47,760
    72,000     6.900% 05/01/19...........................................  Baa3      BBB-       59,040
    55,000   Tele-Communications, Inc.,
               9.875% 06/15/22...........................................  Baa3      BBB        62,471
   120,000   Verizon New England Inc.,
               6.500% 09/15/11...........................................  Aa3       A+        132,500
   186,000   Verizon Pennsylvania,
               Series A,
               5.650% 11/15/11#..........................................  Aa3       A+        195,016
                                                                                           -----------
                                                                                               868,484
                                                                                           -----------
             TOBACCO -- 0.8%
   145,000   DIMON Inc.,
               9.625% 10/15/11#..........................................  Ba3       BB        153,337
   250,000   RJ Reynolds Tobacco Holdings, Inc.,
               7.375% 05/15/03...........................................  Baa2      BBB-      253,052
                                                                                           -----------
                                                                                               406,389
                                                                                           -----------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $21,468,938)........................................                   22,011,817
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002





                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FOREIGN BONDS AND NOTES -- 3.1%
$  297,000   Ainsworth Lumber,
               12.500% 07/15/07..........................................  B3        B-    $   308,880
   233,000   AT&T Canada Inc.,
               (0.000)% due 06/15/08
               9.950% beginning 06/15/03 (b).............................  Ca        NR         33,785
   200,000   Compagnie Generale de Geophysique SA,
               10.625% 11/15/07#.........................................  Ba3       BB        176,000
   101,000   Government of Canada,
               5.250% 11/05/08...........................................  Aaa       AAA       111,623
    55,000   Hanson Overseas BV,
               6.750% 09/15/05...........................................  Baa1      BBB+       59,696
    86,000   Hellenic Republic,
               6.950% 03/04/08...........................................  A1        A          99,305
   123,000   Province of Quebec,
               7.500% 09/15/29...........................................  A1        A+        153,399
   154,000   Region of Lombardy,
               5.804% 10/25/32...........................................  Aa1       AA+       160,160
             Republic of Italy:
   152,000     6.000% 02/22/11...........................................  Aa2       NA        169,272
    64,000     6.875% 09/27/23...........................................  Aa2       AA         76,326
   101,000   Republic of Korea,
               8.875% 04/15/08...........................................  A3        A-        125,371
   101,000   United Mexican States,
               8.375% 01/14/11...........................................  Baa2      BBB-      114,130
                                                                                           -----------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $1,741,346).........................................................    1,587,947
                                                                                           -----------
             MORTGAGE-BACKED SECURITIES -- 2.8%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 0.0%+
    15,471     9.250% 08/01/08...........................................................       16,713
                                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 2.1%
   117,742     9.250% 09/01/10#..........................................................      130,471
   856,048     6.000% 09/01/16#..........................................................      895,794
     2,064     9.000% 05/01/27#..........................................................        2,216
                                                                                           -----------
                                                                                             1,028,481
                                                                                           -----------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 0.7%
     7,631     9.500% 07/15/09#.......................................................          8,272
   294,532     8.000% 09/15/24#.......................................................        317,783
                                                                                         ------------
                                                                                              326,055
                                                                                         ------------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $1,356,429)......................................................      1,371,249
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)                      DECEMBER 31, 2002


PRINCIPAL                                                                      MARKET
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 37.0%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.4%
$  175,000     7.000% 07/15/05...........................................   $    196,314
                                                                            ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 33.9%
 1,000,000     2.875% 10/15/05...........................................      1,018,999
 1,000,000     5.250% 04/15/07...........................................      1,094,787
 1,350,000     6.125% 03/15/12...........................................      1,538,974
 2,800,000     6.000% 03/01/17(a)........................................      2,926,000
   450,000     6.625% 11/15/30...........................................        527,921
 2,350,000     5.500% 01/01/32(a)........................................      2,397,734
 5,000,000     5.500% 05/01/32(a)........................................      5,101,562
 2,050,000     7.000% 05/01/32(a)........................................      2,155,703
   188,285     Strip 6.500% 02/01/32.....................................         26,911
                                                                            ------------
                                                                              16,788,591
                                                                            ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 2.7%
 1,250,000     7.000% 11/01/32(a)........................................      1,323,828
                                                                            ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $18,052,930)........................................     18,308,733
                                                                            ------------
             U.S. TREASURY OBLIGATIONS -- 23.1%
             U.S. TREASURY STRIPS -- 23.1%
 7,000,000   Principal Only, 05/15/04....................................      6,875,694
   800,000   Principal Only, 05/15/06....................................        740,375
 2,400,000   Principal Only, 02/15/07....................................      2,161,082
 1,200,000   Principal Only, 05/15/11....................................        859,223
 2,000,000   Principal Only, 11/15/21....................................        743,858
   200,000   Principal Only, 08/15/29....................................         49,944
                                                                            ------------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $11,446,754)........................................     11,430,176
                                                                            ------------
  SHARES
----------
             WARRANTS -- 0.0%+
               (Cost $0)
       301   Solutia Inc.=,
               Expires 07/15/09..........................................          1,289
                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

Hatteras Income Securities, Inc.

  STATEMENTS OF NET ASSETS (CONTINUED)                     DECEMBER 31, 2002




PRINCIPAL                                                                      MARKET
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS -- 15.1%
             COMMERCIAL PAPER -- 15.1%
$1,500,000   CBA Finance Inc.,
               Discount note 01/02/03....................................   $  1,499,889
 1,500,000   Eiffel Funding LLC,
               Discount note 01/02/03....................................      1,499,885
 1,500,000   Giro Balanced Funding Corporation,
               Discount note 01/15/03....................................      1,499,144
 1,500,000   Mortgage Interest Networking Trust,
               Discount note 01/02/03....................................      1,499,888
 1,500,000   Siemens Capital Corporation,
               Discount note 01/03/03....................................      1,499,844
                                                                            ------------
             TOTAL SHORT TERM INVESTMENTS
               (Cost $7,498,650).........................................      7,498,650
                                                                            ------------

             TOTAL INVESTMENTS
               (Cost $61,815,044*).............................     126.1%    62,474,105
                                                                            ------------
             OTHER ASSETS AND LIABILITIES (NET)................     (26.1)%
             Cash........................................................   $  2,542,543
             Interest receivable.........................................        512,784
             Payable for investment securities purchased.................    (15,917,237)
             Investment advisory fee payable.............................        (22,108)
             Accrued expenses and other liabilities......................        (53,809)
                                                                            ------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)....................    (12,937,827)
                                                                            ------------
             NET ASSETS........................................     100.0%  $ 49,536,278
                                                                            ============
             NET ASSETS CONSIST OF:
             Capital stock -- $1.00 par value (shares authorized
               5,000,000)................................................   $  3,363,512
             Paid-in capital.............................................     49,574,057
             Distributions in excess of net investment income............        (46,728)
             Accumulated net realized loss on investments................     (4,013,624)
             Net unrealized appreciation of investments..................        659,061
                                                                            ------------
             NET ASSETS..................................................   $ 49,536,278
                                                                            ============
             Net asset value per share
               ($49,536,278 / 3,363,512 shares of capital stock
               outstanding)..............................................         $14.73
                                                                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENTS OF NET ASSETS (CONTINUED)                     DECEMBER 31, 2002


---------------

 * Federal income tax information (see Note 4).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # All or a portion of security segregated as collateral for TBA.

(a)TBA -- Securities purchased on a forward commitment basis.

(b)Issue in default.

 + Amount represents less than 0.1%

 = Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

Hatteras Income Securities, Inc.

  STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:
Interest....................................................    $ 2,966,683
                                                                -----------
EXPENSES:
Investment advisory fee.....................................        264,835
Transfer agent fees.........................................         59,836
Legal and audit fees........................................         55,181
Printing expense............................................         37,358
Directors' fees and expenses................................         26,790
Custodian fees..............................................         11,808
Other.......................................................         34,234
                                                                -----------
    Total expenses..........................................        490,042
Fees reduced by credits allowed by the custodian............           (310)
                                                                -----------
    Net expenses............................................        489,732
                                                                -----------
NET INVESTMENT INCOME.......................................      2,476,951
                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................        435,502
Net change in unrealized appreciation/(depreciation) of
  investments...............................................        262,682
                                                                -----------
Net realized and unrealized gain/(loss) on investments......        698,184
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 3,175,135
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                YEAR ENDED         YEAR ENDED
                                                                 12/31/02           12/31/01
                                                              ---------------------------------
Net investment income.......................................  $    2,476,951     $    3,081,715
Net realized gain/(loss) on investments.....................         435,502            444,120
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         262,682           (219,024)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................       3,175,135          3,306,811
Distributions to shareholders from net investment income....      (3,133,966)        (3,430,784)
Distributions from return of capital........................         (78,209)                --
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (37,040)          (123,973)
                                                              --------------     --------------
NET ASSETS:
Beginning of year...........................................      49,573,318         49,697,291
                                                              --------------     --------------
End of year.................................................  $   49,536,278     $   49,573,318
                                                              ==============     ==============
Distributions in excess of net investment income............  $      (46,728)    $      (25,266)
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

Hatteras Income Securities, Inc.

  FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout each year:

                                                     YEAR            YEAR           YEAR          YEAR          YEAR
                                                     ENDED           ENDED         ENDED         ENDED         ENDED
                                                  12/31/02(A)      12/31/01*      12/31/00      12/31/99      12/31/98
                                                  --------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year..........        $ 14.74         $ 14.78       $ 14.65       $ 16.14       $ 16.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................           0.74            0.92          0.92          1.10          1.11
Net realized and unrealized gain/(loss) on
  investments...............................           0.21            0.06          0.29         (1.47)         0.03
                                                    -------         -------       -------       -------       -------
Net increase/(decrease) in net assets
  resulting from investment operations......           0.95            0.98          1.21         (0.37)         1.14
DISTRIBUTIONS:
Dividends from net investment income........          (0.94)          (1.02)        (1.06)        (1.12)        (1.11)
Dividends from return of capital............          (0.02)             --         (0.02)           --            --
                                                    -------         -------       -------       -------       -------
Total distributions.........................          (0.96)          (1.02)        (1.08)        (1.12)        (1.11)
                                                    -------         -------       -------       -------       -------
Net asset value, end of year................        $ 14.73         $ 14.74       $ 14.78       $ 14.65       $ 16.14
                                                    =======         =======       =======       =======       =======
Market value, end of year...................        $13.670         $13.840       $13.310       $11.875       $15.125
                                                    =======         =======       =======       =======       =======
Total return+...............................           5.77%          11.84%        21.94%       (14.70)%       10.46%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (000)...............        $49,536         $49,573       $49,697       $49,289       $54,294
Ratio of operating expenses to average net
  assets....................................           1.00%           1.00%         0.96%         0.90%         0.91%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian..................           1.00%#          1.01%         1.08%         0.91%         0.92%
Ratio of net investment income to average
  net assets................................           5.06%           6.16%         6.39%         7.21%         6.86%
Portfolio turnover rate.....................         534.20%         336.26%       159.26%        60.28%        72.04%

---------------

+ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.
* As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.12, decrease net realized and unrealized gains and losses per share by $0.12, and increase the ratio of net investment income to average net assets from 5.38% to 6.16%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
# The effect of the custodial expense offset (Note 2) on the operating expense ratio was less than .01%.
(a) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  NOTES TO FINANCIAL STATEMENTS


Hatteras Income Securities, Inc. (the "Company") is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system which considers such factors as security prices, yields and maturities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Company's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Interest income, adjusted for accretion of discounts and amortization of premiums, is recognized daily on the accrual basis.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, the Company instructs its custodian to segregate liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dollar Rolls: The Company may enter into dollar rolls in which the Company sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Company forgoes principal and interest paid on the securities. The Company's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The Company had dollar rolls outstanding as of December 31, 2002, which are included in Payable for investment securities purchased on the Statement of net assets. The Company maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Hatteras Income Securities, Inc.

The Company is subject to the risk that the market value of the securities the Company is obligated to repurchase under the agreement may decline below the repurchase price.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. Net realized capital gains (including net short-term capital gains) are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2.  INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE AND OTHER RELATED PARTY
TRANSACTIONS

The Company has entered into an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the investment advisory agreement, the Company pays BA Advisors an annual fee equal to the sum of (i) 0.45% per annum of the first $75,000,000 of the average weekly net assets and at a reduced rate for net assets in excess of that amount, and (ii) 1.5% of the Company's gross income. The fee is computed and accrued weekly and paid monthly. The agreement provides that if certain recurring expenses, including the advisory and management fee, exceed 1.5% of the first $30,000,000 in average net assets annually and 1.0% of average net assets in excess thereof (or pro-rata portion for any fraction of the year), the investment advisory fee will be reduced by the amount by which such expenses exceed the limitation. There was no reduction in the fee for the year ended December 31, 2002.

The Company and BA Advisors have entered into a sub-advisory agreement with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at an annual rate of 0.15% of the Company's average weekly net assets.

The Bank of New York ("BNY") serves as the custodian of the Company's assets. For the year ended December 31, 2002, expenses of the Company were reduced by $310 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Mellon Investor Services LLC ("Mellon") serves as the transfer agent and dividend disbursing agent for the Company.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

Hatteras Income Securities, Inc.

3.  PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of securities (excluding short term securities) are summarized as follows:

                                                                PURCHASES          SALES
                                                              ------------------------------
Corporate Bonds.............................................  $ 15,323,436     $ 29,000,385
U.S. Government and Agencies (Long-Term)....................   265,346,846      249,673,029
Foreign Bonds...............................................    12,194,511          609,452
                                                              ------------     ------------
    Total...................................................  $292,864,793     $279,282,866
                                                              ============     ============

4.  INCOME TAXES

Information on the tax components of capital is as follows:

Cost of investments for tax purposes........................  $61,830,697
Gross tax unrealized appreciation...........................    1,098,513
Gross tax unrealized depreciation...........................     (455,105)
Net tax unrealized appreciation on investments..............      643,408
Undistributed ordinary income/(accumulated ordinary loss)...           --
Undistributed long-term gains/(accumulated capital loss)....   (3,982,549)

The tax composition of distributions were as follows:

                                                                 2002          2001
                                                              -----------   -----------
Ordinary income.............................................  $3,133,966    $3,430,784
Return of capital...........................................      78,209            --

At December 31, 2002, approximately $3,753,257 was available to offset future capital gains of which $75,218 expires in 2005, $1,308,654 expires in 2007 and $2,369,385 expires in 2008. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired. The Company utilized $60,643 of capital loss carryforwards during the year.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Company has elected to defer losses of $229,292 under these rules.

Certain reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for REMICs and retained tax-exempt income.

5.  SUBSEQUENT EVENT

On November 21, 2002, the Board of Directors approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Company. The transition in service providers occurred on January 1, 2003. Also, BA Advisors changed its name to BACAP Distributors, LLC on January 1, 2003.

Hatteras Income Securities, Inc.

  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF HATTERAS INCOME SECURITIES, INC.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hatteras Income Securities, Inc. (the "Company") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 14, 2003

Hatteras Income Securities, Inc.

  FUND GOVERNANCE                                                (UNAUDITED)


The Board of Directors (the "Board") of Hatteras Income Securities, Inc. (the "Company") oversees the Company to ensure that it is managed and operated in the interests of shareholders. A majority of the directors ("Directors") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Company. The Directors bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers ("Officers") to establish the policies and oversee the activities of the Company. Although all Directors are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Company, the independent Directors have particular responsibilities for assuring that the Company is managed in the best interests of shareholders. The following table provides basic information about the Directors and Officers of the Company. The mailing address of each Director is c/o Hatteras Income Securities, Inc., 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Director and Officer serves an indefinite term.

                                                                                                           NUMBER OF
                                                                                                             FUNDS
                                                                                                            IN FUND
                                                                                                            COMPLEX
                                 POSITION HELD     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          OVERSEEN
NAME AND AGE                    WITH THE COMPANY  LENGTH OF TIME SERVED  DURING THE PAST FIVE YEARS       BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William H. Grigg                Director          Indefinite term;       Retired; Chairman Emeritus           88
Age: 70                                           Trustee since 1991     since July 1997, Chairman
                                                                         and Chief Executive
                                                                         Officer through July
                                                                         1997 -- Duke Power Co.
Thomas F. Keller                Director          Indefinite term;       R.J. Reynolds Industries             88
Age: 71                                           Trustee since 1992     Professor of Business
                                                                         Administration, Fuqua
                                                                         School of Business, Duke
                                                                         University, since July
                                                                         1974; Dean, Fuqua School
                                                                         of Business Europe, Duke
                                                                         University, July 1999
                                                                         through June 2001
A. Max Walker                   Director and      Indefinite term;       Independent Financial                88
Age: 80                         Chairman of the   Trustee since 1973     Consultant
                                Board


                                  OTHER DIRECTORSHIPS
NAME AND AGE                        HELD BY DIRECTOR
------------------------------  ------------------------
INDEPENDENT TRUSTEES
William H. Grigg                Director, The Shaw
Age: 70                         Group, Inc.; and
                                Director and Vice
                                Chairman, Aegis
                                Insurance Services, Ltd.
                                (a mutual fund insurance
                                company in Bermuda);
                                Trustee, Nations Funds
                                Family (6 other
                                registered investment
                                companies)
Thomas F. Keller                Director, Wendy's
Age: 71                         International, Inc.
                                (restaurant operating
                                and franchising);
                                Director, Dimon, Inc.
                                (tobacco); and Director,
                                Biogen, Inc.
                                (pharmaceutical
                                biotechnology); Trustee,
                                Nations Funds Family (6
                                other registered
                                investment companies)
A. Max Walker                   Chairman and Trustee,
Age: 80                         Nations Funds Family (6
                                other registered
                                investment companies)

Hatteras Income Securities, Inc.

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)




                                                                                                           NUMBER OF
                                                                                                             FUNDS
                                                                                                            IN FUND
                                                                                                            COMPLEX
                                 POSITION HELD     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          OVERSEEN
NAME AND AGE                    WITH THE COMPANY  LENGTH OF TIME SERVED  DURING THE PAST FIVE YEARS       BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
Robert H. Gordon                President         Indefinite term;       President of the Company,            88
Age: 41                                           President since 2002   Nations Funds Trust
                                                                         ("NFST"), Nations Master
                                                                         Investment Trust ("NMIT")
                                                                         and Nations Separate
                                                                         Account Trust ("NSAT")
                                                                         since Oct. 2002; President
                                                                         of Nations Balanced Target
                                                                         Maturity Fund, Inc.,
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc. and
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc.
                                                                         since March 1998;
                                                                         President and Director,
                                                                         Banc of America Capital
                                                                         Management LLC ("BACAP")
                                                                         (or its predecessors)
                                                                         since February 1998;
                                                                         President, BACAP since
                                                                         March 2002 and Co-
                                                                         Chairman of the Board,
                                                                         since January 2000; Senior
                                                                         Vice-President, BACAP (or
                                                                         its predecessors) 1995-
                                                                         February 1998; Senior Vice
                                                                         President, Bank of America
                                                                         since 1993.
Edward D. Bedard                Chief Financial   Indefinite term;       Chief Financial Officer of           88
Age: 44                         Officer           Treasurer since 2003   the Company, NFST, NMIT
                                                                         and NSAT since Jan. 2003;
                                                                         Treasurer of NFST, NMIT
                                                                         and NSAT since Oct. 2002;
                                                                         Chief Financial Officer of
                                                                         Nations Balanced Target
                                                                         Maturity Fund, Inc.,
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc. and
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc.
                                                                         since March 1998;
                                                                         Director, BACAP (or its
                                                                         predecessors) since 1997;
                                                                         Senior Vice President and
                                                                         Chief Operating Officer,
                                                                         BACAP since 1996; and
                                                                         Chief Administrative
                                                                         Officer and Treasurer,
                                                                         BACAP since January 2000.


                                  OTHER DIRECTORSHIPS
NAME AND AGE                        HELD BY DIRECTOR
------------------------------  ------------------------
OFFICERS
Robert H. Gordon                Director, BACAP; Co-
Age: 41                         Chairman of the Board,
                                BACAP.
Edward D. Bedard                None
Age: 44

Hatteras Income Securities, Inc.

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)


                                                                                                           NUMBER OF
                                                                                                             FUNDS
                                                                                                            IN FUND
                                                                                                            COMPLEX
                                 POSITION HELD     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          OVERSEEN
NAME AND AGE                    WITH THE COMPANY  LENGTH OF TIME SERVED  DURING THE PAST FIVE YEARS       BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
Gerald Murphy                   Treasurer         Indefinite term;       Treasurer of the Company,            88
Age: 42                                           Treasurer since 2003   NFST, NMIT and NSAT since
                                                                         Jan. 2003; Treasurer of
                                                                         Nations Balanced Target
                                                                         Maturity Fund, Inc.,
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc.,
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc. and
                                                                         Hatteras Income
                                                                         Securities, Inc. since
                                                                         1999; Senior Vice
                                                                         President, BACAP (or its
                                                                         predecessors) since 1998;
                                                                         Vice President, Citibank
                                                                         1997-December 1998.
Robert B. Carroll               Secretary         Indefinite term;       Secretary of the Company,            88
Age: 43                                           Secretary since 2003   NFST, NMIT and NSAT since
                                                                         Jan. 2003; Secretary of
                                                                         Nations Balanced Target
                                                                         Maturity Fund, Inc.
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc.,
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc. and
                                                                         Hatteras Income
                                                                         Securities, Inc. since
                                                                         1997; Associate General
                                                                         Counsel, Bank of America
                                                                         Corporation since 1999;
                                                                         Assistant General Counsel,
                                                                         Bank of America
                                                                         Corporation 1996-1999.
Brian Smith                     Assistant         Indefinite term;       Asst. Treasurer of the               88
Age: 33                         Treasurer         Assistant Treasurer    Company, NFST, NMIT and
                                                  since 2003             NSAT and Nations Balanced
                                                                         Target Maturity Fund, Inc.
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc. and
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc.
                                                                         since Jan. 2003; Vice
                                                                         President, BACAP (or its
                                                                         predecessors) since 1999;
                                                                         Assistant Vice President,
                                                                         BACAP (or its
                                                                         predecessors) 1998-1999;
                                                                         Sr. Investment Officer,
                                                                         PFPC, Inc 1997-1998.


                                  OTHER DIRECTORSHIPS
NAME AND AGE                        HELD BY DIRECTOR
------------------------------  ------------------------
Gerald Murphy                   None
Age: 42
Robert B. Carroll               None
Age: 43
Brian Smith                     None
Age: 33

Hatteras Income Securities, Inc.

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)




                                                                                                           NUMBER OF
                                                                                                             FUNDS
                                                                                                            IN FUND
                                                                                                            COMPLEX
                                 POSITION HELD     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          OVERSEEN
NAME AND AGE                    WITH THE COMPANY  LENGTH OF TIME SERVED  DURING THE PAST FIVE YEARS       BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
Paul Caldarelli                 Assistant         Indefinite term;       Assistant Secretary of the           88
Age: 51                         Secretary         Assistant Secretary    Company, NFST, NMIT, NSAT
                                                  since 2003             and Nations Balanced
                                                                         Target Maturity Fund, Inc.
                                                                         Nations Government Income
                                                                         Term Trust 2003, Inc. and
                                                                         Nations Government Income
                                                                         Term Trust 2004, Inc.
                                                                         since Jan. 2003; Assistant
                                                                         General Counsel, Bank of
                                                                         America Corporation since
                                                                         2000; Associate,
                                                                         Kirkpatrick & Lockhart LLP
                                                                         1998-2000; Associate,
                                                                         LeBoeuf, Lamb, Greene &
                                                                         MacRAE, L.L.P. 1996-1998.


                                  OTHER DIRECTORSHIPS
NAME AND AGE                        HELD BY DIRECTOR
------------------------------  ------------------------
Paul Caldarelli                 None
Age: 51

Hatteras Income Securities, Inc.

  DIVIDEND REINVESTMENT PLAN


DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed Mellon (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by Mellon, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record day of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have

Hatteras Income Securities, Inc.

received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange plus estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Mellon Investor Services, LLC, Agent for Hatteras Income Securities, Inc., Dividend Reinvestment Department, P.O. Box 3315, South Hackensack, New Jersey 07606, 1.800.851.9677.